Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued Liabilities

Accrued Liabilities	As at
	2025 $	2024 $
Voyage and vessel	41,020	36,665
Payroll and benefits (note 16)	30,750	30,213
Obligation related to EU ETS	11,020	6,588
Other accrued liabilities	1,934	2,202
Accrued liabilities	84,724	75,668

Other Noncurrent Liabilities

Other Long-Term Liabilities	As at
	2025 $	2024 $
Freight tax provision (note 18)	31,073	41,404
Office lease liability - long term	8,216	8,698
Defined contribution pension liability	4,818	5,091
Other (note 16)	1,607	1,467
Other long-term liabilities	45,714	56,660